UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 1.4%
Raytheon Co.	147,007	$24,220,873

		$24,220,873

Air Freight & Logistics — 1.6%
FedEx Corp.(1)	155,223	$27,562,948

		$27,562,948

Auto Components — 1.7%
Aptiv PLC(1)	367,163	$29,053,608

		$29,053,608

Banks — 6.7%
Bank of America Corp.(1)	1,881,137	$53,555,970
JPMorgan Chase & Co.(1)	591,208	61,190,028

		$114,745,998

Beverages — 3.4%
Constellation Brands, Inc., Class A(1)	159,440	$27,688,350
PepsiCo, Inc.(1)	262,732	29,602,015

		$57,290,365

Biotechnology — 3.3%
Gilead Sciences, Inc.(1)	391,380	$27,400,514
Vertex Pharmaceuticals, Inc.(2)	149,982	28,633,063

		$56,033,577

Capital Markets — 1.8%
Charles Schwab Corp. (The)(1)	654,398	$30,606,194

		$30,606,194

Chemicals — 1.6%
DowDuPont, Inc.	507,689	$27,318,745

		$27,318,745

Consumer Finance — 2.1%
American Express Co.(1)	350,105	$35,955,784

		$35,955,784

Containers & Packaging — 1.7%
Ball Corp.	551,068	$28,809,835

		$28,809,835

Security	Shares	Value
Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.(1)	1,010,738	$55,651,234

		$55,651,234

Electric Utilities — 1.7%
NextEra Energy, Inc.(1)	163,215	$29,212,221

		$29,212,221

Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.(1)	1,148,327	$38,193,356

		$38,193,356

Entertainment — 4.4%
Live Nation Entertainment, Inc.(1)(2)	641,456	$34,324,311
Walt Disney Co. (The)(1)	362,887	40,469,158

		$74,793,469

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	158,191	$27,341,733
AvalonBay Communities, Inc.	90,145	17,390,773

		$44,732,506

Food Products — 2.1%
Mondelez International, Inc., Class A(1)	754,203	$34,889,431

		$34,889,431

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories(1)	516,668	$37,706,431
Danaher Corp.(1)	426,955	47,357,848

		$85,064,279

Health Care Providers & Services — 2.0%
Anthem, Inc.(1)	111,631	$33,824,193

		$33,824,193

Household Products — 2.6%
Procter & Gamble Co. (The)(1)	462,506	$44,617,954

		$44,617,954

Insurance — 3.1%
American International Group, Inc.	424,745	$18,361,726
Progressive Corp. (The)	501,127	33,720,836

		$52,082,562

Security	Shares	Value
Interactive Media & Services — 1.9%
Alphabet, Inc., Class C(1)(2)	29,415	$32,838,024

		$32,838,024

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)(2)	39,240	$67,442,965

		$67,442,965

IT Services — 7.1%
Accenture PLC, Class A	160,502	$24,645,082
Akamai Technologies, Inc.(2)	331,514	21,581,561
GoDaddy, Inc., Class A(2)	364,577	25,020,920
Visa, Inc., Class A(1)	361,784	48,844,458

		$120,092,021

Machinery — 4.1%
Caterpillar, Inc.(1)	266,812	$35,528,686
Fortive Corp.(1)	446,880	33,511,531

		$69,040,217

Multi-Utilities — 1.4%
Sempra Energy	205,386	$24,026,054

		$24,026,054

Multiline Retail — 1.5%
Dollar Tree, Inc.(2)	257,567	$24,940,213

		$24,940,213

Oil, Gas & Consumable Fuels — 6.1%
ConocoPhillips	366,155	$24,785,032
EOG Resources, Inc.	203,917	20,228,566
Exxon Mobil Corp.(1)	537,959	39,421,636
Phillips 66	202,525	19,322,910

		$103,758,144

Pharmaceuticals — 5.2%
Johnson & Johnson(1)	442,252	$58,854,896
Zoetis, Inc.(1)	339,925	29,287,938

		$88,142,834

Road & Rail — 1.5%
CSX Corp.(1)	377,447	$24,798,268

		$24,798,268

Software — 6.4%
Intuit, Inc.	123,193	$26,587,513
Microsoft Corp.(1)	782,296	81,695,172

		$108,282,685

Security	Shares	Value
Specialty Retail — 3.0%
Home Depot, Inc. (The)(1)	226,886	$41,640,388
Tractor Supply Co.	111,786	9,546,524

		$51,186,912

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.(1)	316,541	$52,685,084

		$52,685,084

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B(1)	332,252	$27,204,794

		$27,204,794

Total Common Stocks (identified cost $1,344,472,045)		$1,719,097,347

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(3)	14,634,944	$14,634,944

Total Short-Term Investments (identified cost $14,634,944)		$14,634,944

Total Investments — 102.0% (identified cost $1,359,106,989)		$1,733,732,291

Total Written Call Options — (1.6)% (premiums received $11,241,228)		$(26,512,875)

Other Assets, Less Liabilities — (0.4)%		$(7,903,675)

Net Assets — 100.0%		$1,699,315,741

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $125,037.

Written Call Options — (1.6)%

Exchange-Traded Options — (1.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	255	$68,954,550	$2,525	2/1/19	$(4,575,975)
S&P 500 Index	255	68,954,550	2,575	2/4/19	(3,307,350)
S&P 500 Index	255	68,954,550	2,625	2/6/19	(2,108,850)
S&P 500 Index	255	68,954,550	2,625	2/8/19	(2,139,450)
S&P 500 Index	255	68,954,550	2,610	2/11/19	(2,523,225)
S&P 500 Index	255	68,954,550	2,635	2/13/19	(1,997,925)
S&P 500 Index	255	68,954,550	2,675	2/15/19	(1,249,500)
S&P 500 Index	250	67,602,500	2,650	2/19/19	(1,732,500)
S&P 500 Index	250	67,602,500	2,650	2/20/19	(1,751,250)
S&P 500 Index	255	68,954,550	2,655	2/22/19	(1,751,850)
S&P 500 Index	250	67,602,500	2,670	2/25/19	(1,475,000)
S&P 500 Index	250	67,602,500	2,650	2/27/19	(1,900,000)

Total					$(26,512,875)

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $26,512,875.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,719,097,347 *	$—	$—	$1,719,097,347
Short-Term Investments	—	14,634,944	—	14,634,944
Total Investments	$1,719,097,347	$14,634,944	$—	$1,733,732,291

Liability Description
Written Call Options	$(26,512,875)	$—	$—	$(26,512,875)
Total	$(26,512,875)	$—	$—	$(26,512,875)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019